22. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC. (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
General and administrative expenses	$ 25,945	$ 16,979	$ 13,353
Litigation expense	0	0	4,350
Total operating expenses	128,738	85,068	56,672
Income from operations	2,004	(9,432)	(29,340)
Net income (loss)	2,169	(1,227)	(2,852)
Fincera
Equity in profit (loss) of subsidiaries and VIEs, continued	4,074	(8,582)	(23,176)
Equity in profit of subsidiaries and VIEs, discontinued	165	8,205	26,488
Total equity in profit of subsidiaries	4,239	(377)	3,312
General and administrative expenses	2,070	850	1,814
Litigation expense	0	0	4,350
Total operating expenses	2,070	850	6,164
Income from operations	2,169	(1,227)	(2,852)
Net income (loss)	$ 2,169	$ (1,227)	$ (2,852)